Schedule I - Additional Information of Parent Company	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
Schedule I - Additional Information of Parent Company

SCHEDULE I—ADDITIONAL INFORMATION OF THE PARENT COMPANY

ATRENEW INC.

CONDENSED BALANCE SHEETS

(Amounts in thousands, except for share, per share data or otherwise noted)

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	22,199	12,267	1,681
Short-term investments	71,570	40,184	5,505
Prepayments and other receivables, net	53,665	50,631	6,936
Total current assets	147,434	103,082	14,122
Non-current assets:
Long-term investments	5,628	51,783	7,094
Investments in and amounts due from subsidiaries	3,559,862	3,542,000	485,252
Total non-current assets	3,565,490	3,593,783	492,346
TOTAL ASSETS	3,712,924	3,696,865	506,468
LIABILITY
Current liability:
Accrued expenses and other current liabilities	1,463	2,313	316
Total current liability	1,463	2,313	316
TOTAL LIABILITY	1,463	2,313	316
SHAREHOLDERS’ EQUITY
Class A Ordinary shares (US$0.001 par value, 941,472,561 and 941,472,561 shares authorized, 102,120,726 and 106,787,392 shares issued and 87,795,879 and 88,024,113 outstanding as of December 31, 2023 and 2024, respectively)	609	641	88
Class B Ordinary shares (US$0.001 par value, 47,240,103 shares authorized, issued and outstanding as of December 31, 2023 and 2024, respectively)	305	305	42
Class C Ordinary shares (US$0.001 par value, 11,287,336 shares authorized, issued and outstanding as of December 31, 2023 and 2024, respectively)	7	7	1
Additional paid-in capital	13,268,487	13,358,237	1,830,071
Treasury shares (US$0.001 par value, 12,240,463 and 16,439,902 shares as of December 31, 2023 and 2024, respectively)	(377,988)	(483,806)	(66,281)
Accumulated deficit	(9,163,134)	(9,171,363)	(1,256,472)
Accumulated other comprehensive loss	(16,825)	(9,469)	(1,297)
TOTAL SHAREHOLDERS’ EQUITY	3,711,461	3,694,552	506,152
TOTAL LIABILITY AND SHAREHOLDERS’ EQUITY	3,712,924	3,696,865	506,468

SCHEDULE I—ADDITIONAL INFORMATION OF THE PARENT COMPANY

ATRENEW INC.

CONDENSED STATEMENTS OF COMPREHENSIVE LOSS

(Amounts in thousands, except for share, per share data or otherwise noted)

	Years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Net revenues	—	—	—	—
Income(loss) and expenses
Selling and marketing expenses	—	(72)	—	—
General and administrative expenses	(15,909)	(15,079)	(15,285)	(2,094)
Other operating income	22,869	9,512	18,360	2,515
Interest income	—	—	2	0
Interest expenses	(1,297)	—	—	—
Share of loss in equity method investment	—	(12,644)	(14,213)	(1,947)
Other income, net	207,914	50,480	7,921	1,085
Equity in losses of subsidiaries and share of loss from former VIE and former VIE’s subsidiaries	(2,681,514)	(188,447)	(5,014)	(687)
Net loss	(2,467,937)	(156,250)	(8,229)	(1,128)
Foreign currency translation adjustments	(30,030)	8,883	7,356	1,008
Total comprehensive loss	(2,497,967)	(147,367)	(873)	(120)

The accompanying notes are an integral part of these consolidated financial statements. “0” in above table means less than RMB 1,000.

SCHEDULE I—ADDITIONAL INFORMATION OF THE PARENT COMPANY

ATRENEW INC.

CONDENSED STATEMENTS OF CASH FLOWS

(Amounts in thousands, except for share, per share data or otherwise noted)

	Years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Cash provided by operating activities	37,835	7,869	6,154	843
Cash flows from investing activities:
Purchase of long-term investments	(12,644)	—	(56,738)	(7,773)
Purchase of short-term investments	—	(71,570)	—	—
Investments in and loan to subsidiaries’ and former VIE’s subsidiaries	(595,130)	(14,573)	(226,642)	(31,050)
Collection of investments in and loan to subsidiaries’ and former VIE’s subsidiaries	804,743	223,171	450,071	61,660
Cash provided by investing activities	196,969	137,028	166,691	22,837
Cash flows from financing activities:
Proceeds from exercise of options	2,864	2,822	1,518	208
Repurchase of ordinary shares	(217,920)	(160,068)	(184,295)	(25,248)
Repayment for short-term borrowings	(30,720)	—	—	—
Cash used in financing activities	(245,776)	(157,246)	(182,777)	(25,040)

Net decrease in cash, cash equivalents	(10,972)	(12,349)	(9,932)	(1,360)
Cash, cash equivalent at the beginning of the year	45,520	34,548	22,199	3,041
Cash, cash equivalent at the end of the year	34,548	22,199	12,267	1,681
Supplemental cash flow disclosures of continuing operations:
Interest expenses paid	(1,297)	—	—	—

SCHEDULE I

NOTES TO CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

1. Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same date and for the same period for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2. The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and former VIE. For the parent company, the Company records its investments in subsidiaries and former VIE under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheet as “Investments in subsidiaries, former VIE and former VIE's subsidiaries” or and the subsidiaries and former VIE’ profit or loss as “Equity in losses of subsidiaries and share of loss from former VIE and former VIE's subsidiaries” on the Condensed Statements of Comprehensive Income (loss). Ordinarily under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries and former VIE regardless of the carrying value of the investment even though the parent company is not obligated to provide continuing support or fund losses.

3. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosures provide certain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.

4. Besides the guarantee on the short-term borrowings of the subsidiaries as of the year ended December 31, 2024, there were no other material contingencies, significant provisions of long-term obligations, guarantees of the Company for the years ended December 31, 2022, 2023 and 2024.